Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Federal net operating loss carryforwards	$ 49.3
Federal net operating loss carryForwards expiration year	2034
Excess tax benefits related to stock-based compensation	$ 0.2